Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 666,024	$ 171,541
Receivables, net of allowance of $37,178 in 2015 and $54,744 in 2016	203,036	232,775
Prepaid expenses and other current assets	55,908	35,784
Total current assets	924,968	440,100
Satellites and other property and equipment, net	6,185,842	5,988,317
Goodwill	2,620,627	2,620,627
Non-amortizable intangible assets	2,452,900	2,452,900
Amortizable intangible assets, net	391,838	440,330
Other assets	365,834	311,316
Total assets	12,942,009	12,253,590
Current liabilities:
Accounts payable and accrued liabilities	215,987	164,381
Taxes payable	16,733	11,742
Employee related liabilities	50,178	35,361
Accrued interest payable	204,840	161,493
Deferred satellite performance incentives	23,455	19,411
Deferred revenue	157,684	108,779
Other current liabilities	64,786	63,275
Total current liabilities	733,663	564,442
Long-term debt, net of current portion	14,198,084	14,611,379
Deferred satellite performance incentives, net of current portion	210,706	162,177
Deferred revenue, net of current portion	906,744	1,010,242
Deferred income taxes	168,445	160,802
Accrued retirement benefits	186,284	195,385
Other long-term liabilities	148,081	169,516
Commitments and contingencies (Notes 15 and 16)
Shareholders' deficit:
Common shares; nominal value $0.01 per share	1,180	1,076
5.75% Series A mandatory convertible junior non-voting preferred shares; nominal value $0.01 per share; aggregate liquidation preference of $172,500 ($50 per share)		35
Paid-in capital	2,156,911	2,133,891
Accumulated deficit	(5,715,931)	(6,706,128)
Accumulated other comprehensive loss	(76,305)	(78,439)
Total Intelsat S.A. shareholders' deficit	(3,634,145)	(4,649,565)
Noncontrolling interest	24,147	29,212
Total liabilities and shareholders' deficit	$ 12,942,009	$ 12,253,590